Note 21 - Leases	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

Note 21 – Leases

Our operating leases consist primarily of facility leases for our operations in Warrington, Pennsylvania and Taipei, Taiwan.

We maintain our corporate headquarters and operations in Warrington, Pennsylvania. The facility serves as the main operating facility for drug development, regulatory, research and development, and administration. We also maintain offices in Taipei, Taiwan where we oversee certain manufacturing development and preclinical activities occurring at a university in Taiwan related to our cardiovascular drug product candidates.

In January 2021, we entered into a lease amendment to extend the term of our Warrington, Pennsylvania lease for a period of five years commencing on March 1, 2022 and expiring on February 28, 2027.

Throughout the term of our leases, we are responsible for paying certain variable lease costs, in addition to the rent, as specified in the lease, including a proportionate share of applicable taxes, operating expenses and utilities.

The following table contains a summary of the lease costs recognized under ASC 842 and other information pertaining to our operating leases for the years ended December 31, 2024 and 2023:

	Year Ended December 31,
(in thousands)	2024	2023

Operating lease cost	$514	$536
Variable lease cost	13	13
Sublease income	(44)	(44)
Total lease cost	$483	$505

Other Information
Operating cash flows used for operating leases	$436	$559
Weighted average remaining lease term (in years)	2.2	3.2
Weighted average incremental borrowing rate	7.07%	7.07%

Future minimum lease payments under our non-cancelable operating leases as of December 31, 2024, are as follows:

(in thousands)	December 31, 2024

2025	$570
2026	581
2027	97
Total lease payments	1,248
Less imputed interest	(87)
Total operating lease liabilities	$1,161